Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

6. Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	$	$	$
Balance as of January 1	40,610,620	40,563,075	39,807,243
Exchange rate translation	(47,545)	(755,832)	(789,185)

Balance as of December 31	40,563,075	39,807,243	39,018,058

	As of December 31,
	2015	2016
	$	$
Goodwill, gross	457,629,547	456,840,362
Accumulated impairment charge	(417,822,304)	(417,822,304)

Goodwill, net	39,807,243	39,018,058

The Group utilized the income approach valuation method (Level 3) to compute the fair value of the Group. The key assumptions used in the income approach, which requires significant management judgment, include forecasted cash flows which consider the historical financial trends, business growth rate and market share, as well as terminal value and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Based on the impairment tests performed, there was no goodwill impairment charged for the years ended December 31, 2014, 2015 and 2016, respectively.